UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: May 31
Date of reporting period: December 1, 2015 – February 29, 2016

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Shares		Value
COMMON STOCKS† - 0.1%
Communications - 0.1%
Cengage Learning Acquisitions, Inc.*	11,126		$208,613
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1	5,244,841		374
Consumer, Cyclical - 0.0%**
Deb Stores Holding LLC*,†††,1	9,389		1
Total Common Stocks
(Cost $2,144,014)			208,988
PREFERRED STOCKS† - 0.9%
Transportation - 0.8%
Seaspan Corp.
6.38%	98,000		2,307,900
Financial - 0.1%
AgriBank FCB
6.88%2,3	4,000		422,875
Total Preferred Stocks
(Cost $2,852,294)			2,730,775

	Face
	Amount	~	Value
U.S. GOVERNMENT SECURITIES†† - 4.1%
United States Treasury Bill
0.00% due 03/24/163,4	4,000,000		$3,999,403
0.00% due 03/03/163,4	2,500,000		2,499,966
0.00% due 03/10/163,4	2,500,000		2,499,840
0.00% due 03/31/163,4	2,500,000		2,499,478
0.00% due 03/17/163,4	500,000		499,952
Total U.S. Government Securities
(Cost $11,998,562)			11,998,639

	Shares		Value
MONEY MARKET FUND† - 2.3%
Dreyfus Treasury Prime Cash Management Institutional Shares
0.00%5	6,624,310		$6,624,310
Total Money Market Fund
(Cost $6,624,310)			6,624,310

	Face
	Amount	~	Value
ASSET BACKED SECURITIES†† - 48.7%
Collateralized Loan Obligation - 36.6%
Fortress Credit Opportunities
2005-1A, 0.85% due 07/15/192,3,6	3,644,401		$3,440,169
Great Lakes CLO Ltd.
2015-1A, 4.37% due 07/15/262,3,7	1,500,000		1,383,456
2012-1A, due 01/15/233,7,8	2,500,000		1,187,214
2014-1A, 4.82% due 04/15/252,3,7	500,000		451,023
Garrison Funding 2015-1 Ltd.
2015-1A, 4.88% due 05/25/272,3,7	3,500,000		3,003,474

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 48.7% (continued)
Collateralized Loan Obligation - 36.6% (continued)
OZLM VII Ltd.
2014-7A, 6.52% due 07/17/262,3,7	5,000,000		$2,739,225
Fortress Credit Funding V, LP
2015-5A, 6.02% due 08/15/222,3,7	3,000,000		2,695,588
Flatiron CLO Ltd.
2013-1A, 4.22% due 01/17/262,3,7	3,300,000		2,689,287
Newstar Trust
2012-2I, 7.37% due 01/20/232	3,000,000		2,665,866
Ziggurat CLO Ltd.
2014-1A, 5.62% due 10/17/262,3,7	4,000,000		2,432,497
TCW Global Project Fund II Ltd.
2004-1A, 2.57% due 06/24/162,3,7	2,796,195		2,327,833
JFIN CLO Ltd.
2007-1A, 3.42% due 07/20/212,3,7	2,500,000		2,323,373
Venture XVI CLO Ltd.
2014-16A, 4.07% due 04/15/262,3,7	3,000,000		2,309,630
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 5.07% due 06/02/252,3,7	4,300,000		2,233,999
Sound Point CLO III Ltd.
2013-2A, 5.97% due 07/15/252,7	2,875,000		1,377,644
2013-2A, 4.52% due 07/15/252,3,7	1,000,000		845,136
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/247,8	2,600,000		1,324,240
2014-2A, 4.52% due 07/20/232,3,7	750,000		682,795
FDF I Ltd.
2015-1A, 6.88% due 11/12/30†††,3,7	2,000,000		2,004,140
Voya CLO 2014-1 Ltd.
2014-1A, 5.52% due 04/18/262,3,7	3,000,000		1,893,574
AMMC CLO XII Ltd.
2013-12A, 5.67% due 05/10/252,7	3,000,000		1,869,892
Denali Capital CLO X Ltd.
2013-1A, 6.37% due 04/28/252,3,7	3,000,000		1,861,533
Avery
2013-3X, due 01/18/253,8	2,399,940		1,825,987
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.49% due 10/10/262,3,7	2,000,000		1,824,510

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 48.7% (continued)
Collateralized Loan Obligation - 36.6% (continued)
Treman Park CLO Ltd.
2015-1A, due 04/20/273,7,8	2,000,000		$1,819,966
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.87% due 02/05/272,3,7	2,000,000		1,744,799
Babson CLO Limited 2014-I
2014-IA, 5.52% due 07/20/252,3,7	3,100,000		1,739,589
CIFC Funding Ltd.
2014-3X, due 07/22/268	2,000,000		881,482
2012-1X, 8.44% due 08/14/24	1,150,000		844,738
Jamestown CLO III Ltd.
2013-3A, 3.92% due 01/15/262,3,7	2,250,000		1,721,098
Voya CLO 2013-1 Ltd.
2013-1A, 4.12% due 04/15/242,3,7	2,000,000		1,696,559
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/253,7,8	2,000,000		1,689,450
OHA Credit Partners VI Ltd.
2015-6A, 7.02% due 05/15/232,3,7	2,000,000		1,538,846
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 5.35% due 10/22/262,3,7	1,750,000		1,519,917
Washington Mill CLO Ltd.
2014-1A, 5.47% due 04/20/262,7	2,750,000		1,500,607
Ares XXVI CLO Ltd.
2013-1A, due 04/15/257,8	3,700,000		1,421,837
Voya CLO 2013-2 Ltd.
2013-2A, 4.12% due 04/25/252,3,7	1,750,000		1,408,278
Race Point VII CLO Ltd.
2012-7A, 4.87% due 11/08/242,3,7	1,500,000		1,367,300
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 5.52% due 10/15/262,3,7	1,500,000		1,346,672
Cent CLO 19 Ltd.
2013-19A, 3.92% due 10/29/252,3,7	1,750,000		1,308,054
Mountain Hawk II CLO Ltd.
2013-2A, 3.77% due 07/22/242,3,7	1,750,000		1,291,798
Steele Creek CLO 2015-1 Ltd.
2015-1A, 5.87% due 02/21/272,3,7	2,000,000		1,259,604
ALM XIV Ltd.
2014-14A, 4.07% due 07/28/262,3,7	1,500,000		1,254,602

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 48.7% (continued)
Collateralized Loan Obligation - 36.6% (continued)
Crown Point CLO II Ltd.
2013-2A, 4.17% due 12/31/232,3,7	1,500,000		$1,244,112
Madison Park Funding VIII Ltd.
2014-8A, 4.47% due 04/22/222,3,7	1,300,000		1,224,072
Voya CLO 2014-4 Ltd.
2014-4A, 6.62% due 10/14/262,7	1,950,000		1,157,256
Cerberus Onshore II CLO LLC
2014-1A, 4.62% due 10/15/232,3,7	1,250,000		1,155,203
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.87% due 07/25/252,3,7	750,000		637,633
2014-1A, 5.97% due 07/25/253,7	500,000		501,939
Cent CLO 20 Ltd.
2014-20A, 5.22% due 01/25/262,3,7	2,000,000		1,138,550
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/243,7,8	2,600,000		1,110,572
MCF CLO I LLC
2013-1A, 6.37% due 04/20/232,7	1,250,000		1,069,687
Finn Square CLO Ltd.
2012-1A, due 12/24/237,8	2,500,000		1,060,048
Churchill Financial Cayman Ltd.
2007-1A, 8.37% due 07/10/193,7	1,000,000		1,004,563
TCW Global Project Fund III Ltd.
2005-1A, 5.79% due 09/01/173,7	1,000,000		995,000
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/237,8	2,500,000		977,235
Cerberus Onshore II CLO-2 LLC
2014-1A, 4.42% due 10/15/232,3,7	1,000,000		953,210
Sound Point CLO I Ltd.
2012-1A, 5.20% due 10/20/232,3,7	1,000,000		952,899
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.87% due 04/28/262,3,7	1,000,000		949,779
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.27% due 08/05/272,3,7	1,000,000		941,035
Voya CLO Ltd.
2015-3A, 4.57% due 10/15/222,3,7	1,000,000		924,381

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 48.7% (continued)
Collateralized Loan Obligation - 36.6% (continued)
Cent CLO 16, LP
2014-16A, 4.87% due 08/01/242,3,7	1,000,000		$892,534
Avery Point III CLO Ltd.
2013-3A, 5.62% due 01/18/252,7	1,500,000		838,108
Atlas Senior Loan Fund IV Ltd.
2014-2A, 4.07% due 02/17/262,3,7	1,000,000		800,235
Kingsland VI Ltd.
2013-6A, 4.27% due 10/28/242,3,7	1,000,000		800,226
WhiteHorse VI Ltd.
2013-1A, 7.11% due 02/03/252,7	2,000,000		797,703
Babson CLO Limited
2012-2A, due 05/15/237,8	2,000,000		742,788
Newstar Commercial Loan Funding LLC
2014-1A, 5.37% due 04/20/252,3,7	500,000		459,835
2013-1A, 5.87% due 09/20/232,3,7	250,000		237,479
KVK CLO Ltd.
2013-1A, due 04/14/253,7,8	2,300,000		687,716
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/277,8	1,050,000		664,756
Venture XIII CLO Ltd.
2013-13A, due 06/10/257,8	1,500,000		634,587
TICP CLO III Ltd.
2014-3A, 6.77% due 01/20/272,7	1,000,000		590,267
Keuka Park CLO Ltd.
2013-1A, due 10/21/243,7,8	1,500,000		585,534
Ares XXV CLO Ltd.
2013-3A, due 01/17/247,8	1,750,000		519,434
NXT Capital CLO 2013-1 LLC
2013-1A, 4.77% due 04/25/242,3,7	500,000		451,479
NewStar Commercial Loan Trust
2007-1A, 2.94% due 09/30/222,3,7	500,000		446,311
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 6.67% due 03/23/233,7	441,767		441,240
COA Summit CLO Limited
2014-1AC, 4.47% due 04/20/232,3,7	500,000		435,168
Marathon CLO Ltd.
due 02/21/258	1,300,000		418,417

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 48.7% (continued)
Collateralized Loan Obligation - 36.6% (continued)
MCF CLO IV LLC
2014-1A, 6.22% due 10/15/252,3,7	500,000		$403,310
Octagon Loan Funding Ltd.
2014-1A, 5.82% due 11/18/262,3,7	700,000		402,810
West CLO Ltd.
2013-1A, due 11/07/257,8	1,350,000		358,494
Golub Capital Partners CLO 18 Ltd.
2014-18A, 4.62% due 04/25/262,3,7	300,000		269,817
Marathon CLO II Ltd.
2005-2A, due 12/20/192,7,8	3,000,000		107,048
Total Collateralized Loan Obligation			105,729,751
Collateralized Debt Obligation - 4.7%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.90% due 08/15/562,3,7	4,278,666		3,818,006
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/303,6	3,000,000		3,086,271
RAIT CRE CDO I Ltd.
2006-1X, 0.76% due 11/20/462,3	2,364,965		2,118,998
Highland Park CDO I Ltd.
2006-1A, 1.03% due 11/25/512,3,7	1,500,000		1,129,515
2006-1A, 0.96% due 11/25/51†††,1,2,3,7	789,079		770,022
N-Star REL CDO VIII Ltd.
2006-8A, 0.79% due 02/01/412,3,7	1,750,000		1,668,178
Putnam Structured Product CDO Ltd.
2002-1A, 1.11% due 01/10/382,3,7	736,166		702,601
SRERS Funding Ltd.
2011-RS, 0.68% due 05/09/462,7	318,495		302,825
Total Collateralized Debt Obligation			13,596,416
Transportation - 3.2%
Airplanes Pass Through Trust
2001-1A, 0.98% due 03/15/192,3,6	12,068,641		3,318,876
ECAF I Ltd.
2015-1A, 5.80% due 06/15/403,7	2,649,215		2,593,126
Stripes
2013-1 A1, 3.93% due 03/20/23†††	1,887,870		1,842,353

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
ASSET BACKED SECURITIES†† - 48.7% (continued)
Transportation - 3.2% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/486	789,097		$777,392
Rise Ltd.
2014-1AB, 6.50% due 02/12/39†††	437,500		434,219
BBAM Acquisition Finance
5.38% due 09/17/18	394,891		388,967
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/183,6	16,044		15,782
Total Transportation			9,370,715
Aircraft - 2.6%
AASET
2014-1, 7.38% due 12/15/292	3,641,026		3,604,614
2014-1, 5.13% due 12/15/292	1,820,513		1,753,817
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/297	2,048,616		2,023,060
Total Aircraft			7,381,491
Other - 0.8%
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/383,7,9	1,361,840		1,380,565
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	1,167,751		882,832
Total Other			2,263,397
Financial - 0.5%
NCBJ 2015-1 A
5.88% due 07/08/22†††,1	1,500,000		1,527,690
Insurance - 0.2%
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/37†††,2,3,7	708,750		659,138
Credit Cards - 0.1%
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/497	396,363		317,072
Total Asset Backed Securities
(Cost $166,067,432)			140,845,670
SENIOR FLOATING RATE INTERESTS††,2 - 41.0%
Industrial - 8.9%
Data Device Corp.
7.00% due 07/15/20	2,489,988		2,471,313
Alion Science & Technology Corp.
5.50% due 08/19/21	2,487,500		2,353,796
Quanex Building Products Corp.
6.25% due 11/02/22	2,000,000		1,951,660
Prolamina
5.75% due 08/18/22	1,995,000		1,938,482

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 41.0% (continued)
Industrial - 8.9% (continued)
LSFP Cypress (Foundation)
7.25% due 10/09/22	1,900,000		$1,793,923
National Technical
7.00% due 06/12/21†††,1	1,685,647		1,669,823
SIRVA Worldwide, Inc.
7.50% due 03/27/19	1,708,428		1,614,465
CareCore National LLC
5.50% due 03/05/21	1,832,373		1,543,774
HBC Hardware Holdings
6.75% due 03/30/20†††	1,481,250		1,444,219
Bioplan / Arcade
5.75% due 09/23/21	1,570,744		1,311,571
CPM Holdings
6.00% due 04/11/22	995,000		976,344
Springs Industries, Inc.
7.50% due 06/01/21†††,1	1,000,000		976,108
Hunter Defense Technologies
8.00% due 08/05/19	750,000		712,500
Flakt Woods
4.75% due 03/20/17†††,1	656,929 EUR		707,260
AlliedBarton Security Services LLC
8.00% due 08/13/21	726,027		635,274
GYP Holdings III Corp.
4.75% due 04/01/21	671,582		631,287
Mitchell International, Inc.
8.50% due 10/11/21	700,000		563,500
Ranpak
8.25% due 10/03/22	700,000		560,000
Mast Global
7.75% due 09/12/19†††,1	542,034		538,808
Knowledge Universe Education LLC
6.00% due 08/12/22	498,750		483,788
NaNa Development Corp.
8.00% due 03/15/18	504,265		428,625
SI Organization
5.75% due 11/22/19	307,245		300,077
Doncasters Group Ltd.
9.50% due 10/09/20	101,379		90,734
Carey International, Inc.
9.00% due 07/31/16†††,1	43,163		16,704
Total Industrial			25,714,035
Consumer, Cyclical - 7.4%
Sears Holdings Corp.
5.50% due 06/30/18	2,577,341		2,369,557
Belk, Inc.
5.75% due 12/12/22	2,550,000		2,167,500
Mavis Tire
6.25% due 11/02/20†††,1	1,990,000		1,963,854
Boot Barn Holdings, Inc.
5.50% due 06/29/21†††,1	1,990,000		1,925,325
BIG JACK Holdings
5.75% due 06/30/22	1,925,435		1,872,485
Navistar, Inc.
6.50% due 08/07/20	1,995,000		1,719,032
Thame & London Ltd.
6.00% due 06/19/17	1,000,000 GBP		1,381,542

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 41.0% (continued)
Consumer, Cyclical - 7.4% (continued)
Fitness International LLC
5.50% due 07/01/20	1,305,125		$1,221,923
National Vision, Inc.
6.75% due 03/11/22	1,200,000		1,050,000
Jacobs Entertainment, Inc.
5.25% due 10/29/18	1,099,790		1,022,804
MyEyeDoctor
7.25% due 08/14/21†††,1	997,895		988,823
Sky Bet Cyan Blue HoldCo
6.50% due 02/25/22	650,000 GBP		899,133
Transfirst
9.00% due 11/11/22	600,000		597,750
Ceridian Corp.
4.50% due 09/15/20	550,000		485,832
Talbots, Inc.
5.50% due 03/19/20	517,105		482,201
ABRA Auto Body
8.25% due 09/19/22	500,000		440,000
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	360,073		352,871
GCA Services Group, Inc.
9.25% due 11/02/20	320,000		316,000
Capital Automotive LP
6.00% due 04/30/20	210,000		204,750
Deb Stores Holding LLC
1.50% due 10/11/16†††,1	672,424		1
Total Consumer, Cyclical			21,461,383
Technology - 5.9%
Insight Venture
7.25% due 07/15/21†††,1	1,650,000 GBP		2,262,505
TIBCO Software, Inc.
6.50% due 12/04/20	2,426,741		2,135,532
Linxens MicroConnections
5.00% due 10/16/22	2,000,000		1,910,000
Severin Acquisition LLC
5.88% due 07/30/21†††,1	997,500		987,425
6.00% due 07/30/21†††,1	588,000		585,472
CPI Acquisition, Inc.
5.50% due 08/17/22	1,436,782		1,396,667
Deltek, Inc.
5.00% due 06/25/22	1,360,470		1,309,452
Sparta Holding Corp.
6.50% due 07/28/20†††,1	955,057		948,037
Touchtunes Interactive
5.75% due 05/28/21	895,500		883,187
Greenway Medical Technologies
6.00% due 11/04/20	1,078,000		867,790
MRI Software LLC
5.25% due 06/23/21	746,250		736,922
EIG Investors Corp.
6.23% due 11/09/19	722,658		670,265
BMC Software, Inc.
5.00% due 09/10/20	725,000		577,825
Active Network, Inc.
5.50% due 11/13/20	589,478		561,478
Advanced Computer Software
10.50% due 01/31/23	500,000		470,000

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 41.0% (continued)
Technology - 5.9% (continued)
Aspect Software, Inc.
9.25% due 05/09/16	467,126		$423,917
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	343,000		330,995
Total Technology			17,057,469
Consumer, Non-cyclical - 5.0%
AT Home Holding III
5.00% due 06/03/22	1,985,000		1,890,713
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.00% due 08/19/21	1,481,250		1,433,109
1.40% due 08/04/21	83,333		78,019
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,131,000		1,114,974
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	1,141,375		1,113,788
Taxware Holdings
7.50% due 04/01/22†††,1	995,000		1,006,155
Americold Realty
6.50% due 12/01/22	1,000,000		998,130
Sho Holding I Corp.
6.00% due 10/27/22	1,000,000		987,500
IHC Holding Corp.
7.00% due 04/30/21†††,1	995,000		982,146
Affordable Care Holding
5.75% due 10/24/22	1,000,000		980,000
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	986,180		936,871
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	918,640		881,894
Performance Food Group
6.00% due 11/14/19	785,057		785,057
Pelican Products, Inc.
5.25% due 04/10/20	384,233		361,179
CTI Foods Holding Co. LLC
8.25% due 06/28/21	380,000		338,200
NES Global Talent
6.50% due 10/03/19	336,414		299,409
Targus Group International, Inc.
13.75% due 05/24/16	154,948		89,095
15.00% due 12/31/19†††,1	40,226		40,226
Rite Aid Corp.
5.75% due 08/21/20	100,000		99,833
Targus International LLC
15.00% due 12/31/19†††,1	13,409		13,409
Total Consumer, Non-cyclical			14,429,707
Financial - 4.7%
Trademonster
7.25% due 08/29/19†††	2,379,000		2,367,105
Acrisure LLC
6.50% due 05/19/22	2,289,491		2,152,120

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 41.0% (continued)
Financial - 4.7% (continued)
American Stock Transfer & Trust
5.75% due 06/26/20	1,469,275		$1,414,177
Expert Global Solutions, Inc.
8.50% due 04/03/18	1,152,000		1,111,680
12.50% due 10/03/18	431,375		425,444
13.00% due 10/03/18†††,1	21,080		20,790
Hyperion Insurance
5.50% due 04/29/22	1,294,484		1,209,268
Safe-Guard
6.25% due 08/19/21	1,189,167		1,156,465
Assured Partners, Inc.
5.75% due 10/21/22	1,000,000		956,250
Integro Parent, Inc.
6.75% due 10/31/22	1,000,000		951,609
Ryan LLC
6.75% due 08/07/20	975,000		939,656
Magic Newco, LLC
12.00% due 06/12/19	750,000		771,878
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	116,932		58,758
Total Financial			13,535,200
Communications - 3.8%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	2,388,851		2,291,315
GOGO LLC
11.25% due 03/21/18	1,374,525		1,367,653
7.50% due 03/21/18	856,116		813,310
Avaya, Inc.
6.50% due 03/30/18	1,677,965		1,123,330
6.25% due 05/29/20	1,388,145		813,022
Asurion Corp.
5.00% due 08/04/22	1,873,463		1,716,560
5.00% due 05/24/19	138,079		129,824
Anaren, Inc.
5.50% due 02/18/21	945,605		917,237
9.25% due 08/18/21	1,000,000		912,500
Proquest LLC
10.00% due 12/15/22	1,000,000		968,750
Total Communications			11,053,501
Basic Materials - 3.1%
Zep, Inc.
5.75% due 06/27/22	1,990,000		1,955,176
Platform Specialty Products Corp.
5.50% due 11/05/20	1,995,000		1,812,956
PetroChoice Holdings
6.00% due 08/19/22	1,496,250		1,458,844
Atkore International, Inc.
7.75% due 10/09/21	1,350,000		1,211,625
4.50% due 04/09/21	249,367		236,275
Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	2,358,464		557,777
9.00% due 11/08/16†††,1	285,512		274,850
Hoffmaster Group, Inc.
5.25% due 05/08/20	738,750		718,434

	Face Amount	~	Value
SENIOR FLOATING RATE INTERESTS††,2 - 41.0% (continued)
Basic Materials - 3.1% (continued)
Azelis Finance S.A.
6.50% due 12/16/22	500,000		$491,250
Ennis Flint Road Infrastructure
7.75% due 09/30/21	140,000		130,200
Total Basic Materials			8,847,387
Energy - 1.1%
Invenergy Thermal
6.50% due 10/19/22	1,646,250		1,514,550
PSS Companies
5.50% due 01/28/20	1,872,402		1,310,681
Cactus Wellhead
7.00% due 07/31/20	987,500		296,250
Total Energy			3,121,481
Utilities - 0.6%
Panda Stonewall
6.50% due 11/12/21	1,875,000		1,678,125
Transportation - 0.5%
Travelport Holdings LLC
5.75% due 09/02/21	844,433		816,989
Ceva Group Plc (United Kingdom)
6.50% due 03/19/21	578,171		445,192
Ceva Logistics US Holdings
6.50% due 03/19/21	254,623		196,060
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	184,602		142,143
Ceva Logistics Canada, ULC
6.50% due 03/19/21	31,828		24,507
Total Transportation			1,624,891
Total Senior Floating Rate Interests
(Cost $128,417,190)			118,523,179
CORPORATE BONDS†† - 34.5%
Financial - 10.6%
Citigroup, Inc.
5.95%3,10,11	3,000,000		2,819,999
5.87%3,10,11	1,000,000		931,250
GMH Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,3	2,905,000		2,804,865
Bank of America Corp.
6.10%3,10,11	1,750,000		1,697,500
6.50%3,10,11	1,000,000		1,020,000
Customers Bank
6.12% due 06/26/293,6,11	2,500,000		2,500,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/213,7	2,150,000		1,612,500
7.38% due 04/01/203,7	950,000		731,500
AmTrust Financial Services, Inc.
6.12% due 08/15/233	1,910,000		2,056,992
Fifth Third Bancorp
4.90%3,10,11	1,500,000		1,314,375
5.10%3,10,11	815,000		732,481
NewStar Financial, Inc.
7.25% due 05/01/203	1,950,000		1,735,500

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
CORPORATE BONDS†† - 34.5% (continued)
Financial - 10.6% (continued)
National Financial Partners Corp.
9.00% due 07/15/213,7	1,950,000		$1,716,000
Cadence Bank North America
6.24% due 06/28/293,6,11	1,600,000		1,504,000
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	1,000,000 GBP		1,324,993
Lock AS
7.00% due 08/15/21	1,200,000 EUR		1,300,086
Greystar Real Estate Partners LLC
8.25% due 12/01/223,7	1,100,000		1,135,750
HUB International Ltd.
9.25% due 02/15/213,7	1,000,000		1,022,500
Atlas Mara Ltd.
8.00% due 12/31/20	1,200,000		992,400
Pacific Beacon LLC
5.63% due 07/15/517	719,722		686,183
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/483	556,076		558,295
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/203,7	400,000		320,000
Prosight Global Inc.
7.50% due 11/26/20†††	250,000		262,860
Total Financial			30,780,029
Industrial - 5.7%
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/227	2,150,000		2,139,249
Novelis, Inc.
8.75% due 12/15/203	1,200,000		1,113,000
8.38% due 12/15/173	877,000		872,615
ConocoPhillips
6.50% due 02/01/393	2,000,000		1,958,666
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,3,7	1,934,299		1,937,201
LMI Aerospace, Inc.
7.38% due 07/15/193	1,425,000		1,328,813
BMBG Bond Finance SCA
4.86% due 10/15/202,7	1,200,000 EUR		1,303,459
Coveris Holdings S.A.
7.88% due 11/01/193,7	1,555,000		1,236,225
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/193	1,800,000		1,179,000
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/233,7	1,200,000		1,116,000
Reliance Intermediate Holdings, LP
6.50% due 04/01/233,7	1,000,000		1,017,500

	Face Amount	~	Value
CORPORATE BONDS†† - 34.5% (continued)
Industrial - 5.7% (continued)
GCP Applied Technologies, Inc.
9.50% due 02/01/233,7	700,000		$749,000
CEVA Group plc
7.00% due 03/01/213,7	350,000		281,750
Exide Technologies
11.00% due 04/30/203,12	300,000		240,000
Total Industrial			16,472,478
Energy - 4.1%
ContourGlobal Power Holdings S.A.
7.13% due 06/01/193,7	2,450,000		2,229,500
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/243	1,000,000		835,834
5.95% due 12/01/253	850,000		785,318
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	1,937,500		1,322,344
Husky Energy, Inc.
4.00% due 04/15/243	900,000		765,426
3.95% due 04/15/223	600,000		517,457
Whiting Petroleum Corp.
5.75% due 03/15/213	2,300,000		1,075,249
Hess Corp.
8.13% due 02/15/193	950,000		987,296
EQT Corp.
8.13% due 06/01/193	800,000		823,512
Buckeye Partners, LP
4.35% due 10/15/243	750,000		620,074
Halcon Resources Corp.
8.63% due 02/01/203,7	825,000		455,813
Ultra Resources, Inc.
4.51% due 10/12/20†††	500,000		330,430
IronGate Energy Services LLC
11.00% due 07/01/183,6	600,000		243,000
Comstock Resources, Inc.
10.00% due 03/15/203,7	575,000		208,438
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/213	1,425,000		199,500
Approach Resources, Inc.
7.00% due 06/15/213	994,000		198,800
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/223,6,13	1,173,200		182,433
SandRidge Energy, Inc.
8.75% due 06/01/207	600,000		115,560
Total Energy			11,895,984
Consumer, Cyclical - 3.7%
HP Communities LLC
6.82% due 09/15/533,7	985,507		1,102,260
6.16% due 09/15/53†††,3,7	1,000,000		1,044,810
WMG Acquisition Corp.
6.75% due 04/15/223,7	2,130,000		2,002,200
Nathan's Famous, Inc.
10.00% due 03/15/203,7	1,804,000		1,894,200

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
CORPORATE BONDS†† - 34.5% (continued)
Consumer, Cyclical - 3.7% (continued)
NPC International Incorporated / NPC Operating Company A Inc / NPC Operating Co B Inc
10.50% due 01/15/203	1,855,000		$1,873,550
PF Chang's China Bistro, Inc.
10.25% due 06/30/203,7	1,255,000		1,069,888
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/253,7	950,000		907,250
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/233,7	1,150,000		825,125
Total Consumer, Cyclical			10,719,283
Communications - 3.6%
MDC Partners, Inc.
6.75% due 04/01/203,7	2,350,000		2,391,125
Sprint Communications, Inc.
7.00% due 03/01/203,7	800,000		786,000
6.00% due 11/15/223	1,000,000		705,000
Midcontinent Communications & Midcontinent Finance Corp.
6.88% due 08/15/233,7	1,300,000		1,322,750
DISH DBS Corp.
5.88% due 11/15/243	1,375,000		1,235,506
Interoute Finco plc
7.37% due 10/15/20	1,000,000 EUR		1,132,880
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/213	925,000		1,005,938
Sprint Corp.
7.87% due 09/15/233	1,150,000		851,000
CSC Holdings LLC
6.75% due 11/15/213	500,000		507,500
Avaya, Inc.
7.00% due 04/01/193,7	530,000		325,950
Total Communications			10,263,649
Basic Materials - 2.8%
Yamana Gold, Inc.
4.95% due 07/15/243	2,160,000		1,673,763
BHP Billiton Finance USA Ltd.
6.75%2,3,7,10	1,700,000		1,640,500
Newcrest Finance Pty Ltd.
4.20% due 10/01/223,7	1,750,000		1,539,321
Eldorado Gold Corp.
6.13% due 12/15/203,7	1,800,000		1,505,250
TPC Group, Inc.
8.75% due 12/15/203,7	1,710,000		1,077,300
Unifrax I LLC/Unifrax Holding Co.
7.50% due 02/15/193,6	500,000		385,000

	Face Amount	~	Value
CORPORATE BONDS†† - 34.5% (continued)
Basic Materials – 2.8% (continued)
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	1,325,230		$371,064
1.00% due 09/10/44†††,1	27,743		–
Total Basic Materials			8,192,198
Consumer, Non-cyclical - 2.2%
Bumble Bee Holdings, Inc.
9.00% due 12/15/173,7	2,082,000		2,113,230
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/213,7	1,500,000		1,545,000
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/223,7	1,575,000		1,417,500
Bumble Bee Holdco SCA
9.63% due 03/15/183,7,12	900,000		891,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/213,7	250,000		252,500
Jaguar Holding Company II / Pharmaceutical Product Development LLC
6.37% due 08/01/233,7	80,000		81,600
Total Consumer, Non-cyclical			6,300,830
Technology - 0.8%
Infor US, Inc.
6.50% due 05/15/223,7	800,000		694,000
Aspect Software, Inc.
10.63% due 05/15/17†††,1,3,13	1,065,000		562,895
First Data Corp.
7.00% due 12/01/233,7	500,000		500,000
Epicor Software
9.25% due 06/21/23†††,1,3	500,000		466,750
Total Technology			2,223,645
Diversified - 0.6%
Opal Acquisition, Inc.
8.88% due 12/15/213,7	1,805,000		1,344,725
HRG Group, Inc.
7.88% due 07/15/193	300,000		312,750
Total Diversified			1,657,475
Utilities - 0.4%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/233,7	1,150,000		1,072,375
Total Corporate Bonds
(Cost $110,226,428)			99,577,946
COLLATERALIZED MORTGAGE OBLIGATION†† - 3.1%
Commercial Mortgage Backed Securities - 1.8%
Capmark Military Housing Trust
2007-AETC, 5.74% due 02/10/52†††,3,7	1,932,803		1,988,294
2007-AET2, 6.06% due 10/10/523,7	489,581		500,342

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

	Face Amount	~	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 3.1% (continued)
Commercial Mortgage Backed Securities - 1.8% (continued)
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,3,7	1,422,107		$1,484,054
Motel 6 Trust
2015-MTL6, 5.27% due 02/05/303,7	1,200,000		1,135,839
Total Commercial Mortgage Backed Securities			5,108,529
Residential Mortgage Backed Securities - 1.3%
Nomura Resecuritization Trust
2012-1R, 0.88% due 08/27/472,3,7	2,681,217		2,510,139
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/373,9	1,576,883		823,588
2006-6, 5.75% due 01/25/373,9	664,469		373,521
New Century Home Equity Loan Trust
2004-A, 4.56% due 08/25/342	26,706		26,389
Total Residential Mortgage Backed Securities			3,733,637
Total Collateralized Mortgage Obligation
(Cost $8,621,389)			8,842,166

	Face
	Amount~	Value
FOREIGN GOVERNMENT BONDS†† - 2.5%
Kenya Government International Bond
6.87% due 06/24/243,7	4,250,000	$3,899,800
Dominican Republic International Bond
6.85% due 01/27/453,7	3,450,000	3,217,125
Total Foreign Government Bonds
(Cost $7,957,984)		7,116,925
MUNICIPAL BONDS†† - 1.6%
Illinois - 1.2%
City of Chicago Illinois General Obligation Unlimited
6.26% due 01/01/403	2,350,000	2,124,682
5.43% due 01/01/423	1,750,000	1,446,918
Total Illinois		3,571,600
Puerto Rico - 0.4%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds
0.00% due 08/01/414	6,000,000	1,171,440
Total Municipal Bonds
(Cost $4,614,920)		4,743,040
Total Investments - 138.8%
(Cost $449,524,523)		$401,211,638

	Contracts	Value
CALL OPTIONS WRITTEN†,* - (0.4)%
Call options on:
S&P 500 Index Expiring March 2016 with strike price of $1,915 (Premiums received $1,429,710)	294	$(1,243,620)
Other Assets & Liabilities, net - (38.4)%		(111,026,241)
Total Net Assets - 100.0%		$288,941,777

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $56,661,150)	588	$842,161

~	The face amount is denominated in U.S. Dollars, unless otherwise indicated.
*	Non-income producing security.
**	Less than 0.1%.
†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 2.
†††	Value determined based on Level 3 inputs —See Note 2.
1	Security was fair valued by the Valuation Committee at February 29, 2016. The total market value of fair valued securities amounts to $20,928,861, (cost $25,854,961) or 7.2% of total net assets.
2	Variable rate security. Rate indicated is rate effective as of February 29, 2016.
3
All or a portion of these securities have been physically segregated in connection with borrowings, reverse repurchase agreements and unfunded loan commitments. As of February 29, 2016, the total market value of the segregated securities was $245,448,763.

4	Zero coupon rate security.
5	Rate indicated is the 7-day yield as of February 29, 2016.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

6
Security is a 144A or Section 4(a)(2) security. These securities are illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $15,452,923 (cost $22,958,788), or 5.4% of total net assets - see Note 4.

7
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $175,112,779 (cost $204,274,801), or 60.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

8	Security has no stated coupon. However, it is expected to receive residual cashflow payments on defined deal dates.
9	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
10	Perpetual maturity.
11	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
12	Security is a pay in-kind bond.
13	Security is in default.

plc	Public Limited Company

See sector classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund’s net assets at February 29, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Corporate Bonds	$-		$90,474,727		$9,103,219	$99,577,946
Asset Backed Securities	-		132,725,276		8,120,394	140,845,670
Collateralized Mortgage Obligations	-		5,369,818		3,472,348	8,842,166
Senior Floating Rate Interests	-		98,804,134		19,719,045	118,523,179
Municipal Bonds	-		4,743,040		-	4,743,040
Foreign Government Bonds	-		7,116,925		-	7,116,925
Common Stocks	208,613		-		375	208,988
Preferred Stocks	2,730,775		-		-	2,730,775
U.S. Government Securities	-		11,998,639		-	11,998,639
Money Market Fund	6,624,310		-		-	6,624,310
Forward Foreign Currency Exchange Contracts	-		389,748	*	-	389,748	*
Equity Futures Contracts	842,161	*	-		-	842,161	*
Total Assets	$10,405,859		$351,622,307		$40,415,381	$402,443,547
Liabilities:
Options Written	1,243,620		-		-	1,243,620
Unfunded Commitments	-		526,217		-	526,217
Forward Foreign Currency Exchange Contracts	-		2,397	*	-	2,397	*
Total Liabilities	$1,243,620		$528,614		$-	$1,772,234
* These amounts are reported as unrealized gain/(loss) as of February 29, 2016.
If not referenced in the table, please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

	Ending
	Balance	Valuation	Unobservable
Category	at 2/29/2016	Technique	Inputs
Corporate Bonds	$6,380,166	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote

Corporate Bonds	$2,351,989	Enterprise Value	Valuation Multiple*

Corporate Bonds	$371,064	Model Price	Liquidation Value

Asset Backed Securities	$5,822,682	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote

Asset Backed Securities	$1,527,690	Trade Price	Indicative Quote

Asset Backed Securities	$770,022	Broker Quote	Indicative Quote

Collateralized Mortgage Obligations	$3,472,348	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote

Senior Floating Rate Interests	$3,811,324	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote

Senior Floating Rate Interests	$15,907,721	Enterprise Value	Valuation Multiple*

Common Stocks	$375	Model Price	Liquidation Value

Significant changes in an indicative quote or valuation multiple would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of February 29, 2016, the Fund had securities with a total value of $9,079,309 transferred from Level 2 to Level 3 due to lack of multiple vendor prices. As of February 29, 2016, the Fund had a security with a total value of $374 transferred from Level 1 to Level 3 due to security being halted on the principal exchange on which it trades. The Fund had a security with a total value of $317,072 transferred from Level 3 to Level 2 due to availability of market price information at the period end.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended February 29, 2016:

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	February 29, 2016

				Collateralized
	Asset Backed	Senior Floating	Corporate	Mortgage	Common
	Securities	Rate Interests	Bonds	Obligations	Stocks	Total
Assets:
Beginning Balance	$1,725,304	$7,040,630	$3,787,867	$4,392,687	$ ‐	$16,946,488
Paydowns Received	(334,729)	(2,416,471)	(37,500)	(26,538)	‐	(2,815,238)
Payment‐in‐kind Distributions Received	‐	68,286	117,738	‐	‐	186,024
Realized Gain/Loss	9,209	43,870	‐	90,507	‐	143,586
Change in Unrealized Gain/Loss	(285,469)	(330,067)	(1,534,097)	34,598	1	(2,115,034)
Purchases	5,459,772	13,883,880	997,500	‐	‐	20,341,152
Sales	‐	(15,302)	‐	(1,018,906)	‐	(1,034,208)
Transfers into Level 3	1,863,379	1,444,219	5,771,711	‐	374	9,079,683
Transfers out of Level 3	(317,072)	‐	‐	‐	‐	(317,072)
Ending Balance	$8,120,394	$19,719,045	$9,103,219	$3,472,348	$375	$40,415,381

Net change in unrealized appreciation (depreciation) for investments in securities still held at February 29, 2016	$(291,860)	$(286,486)	$(1,534,097)	$80,399	$1	$(2,032,043)

As of February 29, 2016, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Acosta, Inc.	09/26/2019	$1,100,000	$104,605
American Seafoods Group LLC	08/19/2021	416,667	56,541
Deltek, Inc.	06/25/2020	1,500,000	161,330
Eyemart Express	12/18/2019	500,000	46,111
Insight Fourth Hospitality	07/15/2020	500,000	76,088
IntraWest Holdings	12/10/2018	200,000	4,435
Lincoln Finance	12/31/2015	1,250,000	-
National Technical Systems, Inc.	06/12/2021	305,882	2,871
Noranda Aluminum	11/08/2016	401,501	14,994
PowerSchool, Inc.	07/29/2021	525,000	59,242
		$6,699,050	$526,217

As of February 29, 2016, the following forward foreign currency exchange contracts were outstanding:

	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value as of 2/29/2016	Net Unrealized Appreciation
EUR	4,195,000
for USD	4,660,959	Bank of America Merrill Lynch	3/9/2016	$4,660,959	$4,564,833	$96,126

GBP	4,325,000
for USD	6,314,132	Bank of America Merrill Lynch	3/9/2016	6,314,132	6,020,510	293,622
						$389,748

	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value as of 2/29/2016	Net Unrealized (Depreciation)
EUR	63,000
for USD	70,951	Bank of America Merrill Lynch	3/9/2016	$70,951	$68,554	$(2,397)
		Net unrealized appreciation on forward foreign currency exchange contracts				$387,351

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategic Opportunities Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.  Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Fund.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amounts approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m. Eastern time.  Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices.  Financial futures contracts are valued at 4:00 p.m. Eastern time on the valuation date. In the event that the exchange for a specific futures contract closes earlier than

4:00 p.m. Eastern time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. Eastern time to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.  Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.  The Fund’s fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.  Federal Income Taxes
As of February 29, 2016, the cost and accumulated unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$454,100,434	$11,157,112	$(64,045,908)	$(52,888,796)

4.  Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Fortress Credit Opportunities
2005-1A, 0.85% due 07/15/19	02/16/2012	$3,421,211	$3,440,169
Airplanes Pass Through Trust
2001-1A, 0.98% due 03/15/19	10/14/2009	9,434,295	3,318,876
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30	05/07/2015	3,000,000	3,086,271
Customers Bank
6.12% due 06/26/29	06/24/2014	2,500,000	2,500,000
Cadence Bank North America
6.24% due 06/28/29	06/06/2014	1,600,000	1,504,000
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/2013	775,043	777,392
Unifrax I LLC/Unifrax Holding Co.
7.50% due 02/15/19	01/31/2013	500,000	385,000
IronGate Energy Services LLC
11.00% due 07/01/18	07/10/2013	575,134	243,000
Schahin II Finance Co SPV Ltd
5.88% due 09/25/22	01/08/2014	1,137,354	182,433
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/18	03/04/2011	15,751	15,782

		$22,958,788	$15,452,923

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: April 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date: April 29, 2016

By:  /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date: April 29, 2016